Impairment charges and expected credit losses	6 Months Ended
Jun. 30, 2024
Impairment charges and expected credit losses
Impairment charges and expected credit losses

9. Impairment charges and expected credit losses

In accordance with the Company’s accounting policy, management assesses at the end of each reporting period whether there are any indicators that the carrying value of mineral interests may not be recoverable or that an impairment loss previously recognized should be reversed or partially reversed.

Management applies significant judgment in assessing whether impairment indicators exist including, among others, significant adverse changes to (i) future production and operator reserve and resource estimates, (ii) current and forecast commodity prices, (iii) industry or economic trends, and (iv) other relevant operator information.

Impairments in the carrying value of each cash-generating unit (“CGU”) are measured and recorded to the extent that the carrying value of each CGU exceeds its estimated recoverable amount, which is the higher of fair value less costs of disposal (“FVLCD”) and value-in-use (“VIU”), which is generally calculated using an estimate of future discounted cash flows. Impairment charges are included in the ‘‘Impairment charges and expected credit losses’’ line within the condensed interim consolidated statements of income (loss).

In accordance with the Company’s accounting policy, loans receivable and receivables are written off when there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, among others, the failure of a debtor to make contractual payments for a period of greater than 120 days past due, the failure of a debtor to engage in a repayment plan, and the inability of a debtor to fulfil a repayment plan. Impairment losses on loans receivable and receivables are presented as impairment charges within the ‘‘Impairment charges and expected credit losses’’ line in the condensed interim consolidated statements of income (loss). Subsequent recoveries of amounts previously written off are credited against the same line item.

For the three and six months ended June 30, 2024, and 2023, Triple Flag recorded the following impairment charges and expected credit losses in the condensed interim consolidated statements of income (loss):

	For the three months ended June 30		For the six months ended June 30
	2024	2023	2024	2023
Mineral interest impairment charges
Nevada Copper[1]	$83,920	$—	$83,920	$—
Elevation Gold[2]	18,688	—	18,688	—
Other	4,438	—	4,438	—

Loan receivables impairment charges and expected credit losses
Nevada Copper[1]	20,197	—	20,197	—
Elevation Gold[2]	14,528	—	21,380	—
Other	—	—	(589)	—
Total impairment charges and expected credit losses	$141,771	$—	$148,034	$—

1.	Nevada Copper

Triple Flag has a 97.5% fixed ratio gold and silver stream on the Pumpkin Hollow underground mine, operated by Nevada Copper. As of December 31, 2023, Triple Flag also had the Tranche A-2 secured loan receivable from Nevada Copper of $11.8 million, which carried interest at SOFR plus an adjustment spread and a fixed margin. The loan matures on July 31, 2029, and can be repaid prior to maturity with no penalty.

As of June 30, 2024, Triple Flag had funded a total of $20.0 million to Nevada Copper, $15.1 million through the Tranche A-2 secured loan receivable and $4.9 million through unsecured funding. The funding was provided as part of the restart financing package for operations at the Pumpkin Hollow underground mine, and for working capital and for Chapter 11 preparation purposes.

During the three months ended June 30, 2024, Nevada Copper experienced financial difficulties, including increased ramp-up costs associated with the underground mine, failure to obtain funding through a change of control transaction and failure to secure additional interim funding from key stakeholders. This resulted in Nevada Copper filing a voluntary petition for relief under Chapter 11 of the United States Bankruptcy Code in the Bankruptcy Court of the District of Nevada on June 10, 2024.

Triple Flag identified the above as an indicator of impairment as of June 30, 2024. Management performed an impairment analysis for the Nevada Copper stream interest in accordance with IAS 36 Impairment of Assets (“IAS 36”), and for the loan receivables under IFRS 9 Financial Instruments (“IFRS 9”).

Triple Flag considered a variety of factors to determine the recoverable amount of the Nevada Copper stream and the recoverability of the loan receivable, including expected cash flows to be recovered from the Chapter 11 process under various scenarios, the contractual terms of the stream agreement in a Chapter 11 process, and Triple Flag’s security and position in Nevada Copper’s creditor rankings relative to other secured creditors. Triple Flag concluded that there is no reasonable expectation of recovery of the loan receivables and determined that the recoverable amount of the Nevada Copper stream was nil as of June 30, 2024, resulting in an impairment charge of $104.1 million.

Triple Flag also has a 2.0% NSR royalty on the Pumpkin Hollow open pit project and a 2.0% NSR royalty on the Tedeboy exploration project. Management performed impairment analysis over these royalty interests by considering a variety of factors, including relevant production and commodity price scenarios, various production start date scenarios, and relevant contractual rights of the royalty agreements. Triple Flag concluded that the recoverable amount exceeded the carrying amount of $46.2 million, and as such, no impairment charge was recognized related to Triple Flag’s royalty interests in the condensed interim consolidated statement of income (loss) for the three and six months ended June 30, 2024.

2.	Elevation Gold

Triple Flag acquired the 100% silver stream on the Moss mine, operated by Elevation Gold, as part of the Maverix acquisition in January 2023. In conjunction with this transaction, Triple Flag also acquired a $10.2 million loan receivable from Elevation Gold, which had an outstanding balance receivable of $17.7 million as of December 31, 2023. As of December 31, 2023, Triple Flag also had promissory and demand notes receivable from Elevation Gold of $6.5 million and recorded a provision for expected credit losses of $9.7 million against these loans. The loan receivable accrues interest at an interest rate of 10% per annum and is repayable on or before February 28, 2025.

As at March 31, 2024, Triple Flag had a total of $30.7 million loan receivable and promissory and demand notes receivable from Elevation Gold, and a total provision for expected credit losses of $16.6 million related to the loan receivables.

As at March 31, 2024, Triple Flag identified an indicator of impairment for its stream interest in the Moss mine. As a result, the Company performed an impairment assessment considering relevant production and commodity price scenarios. The Company concluded that the recoverable amount exceeded the carrying amount and as such, no impairment charge was recognized in the condensed interim consolidated statement of income for the three months ended March 31, 2024.

During the three months ended June 30, 2024, Elevation Gold continued to experience financial difficulty due to lower-than-expected production. As a result, Elevation Gold suspended royalty/finder fee payments and silver stream delivery obligations. This resulted in one royalty holder filing a claim in the Arizona State Superior Court against Elevation Gold for amounts owning pursuant to their royalty agreement. Elevation Gold reported on July 30, 2024, that it filed an application for creditor protection under the Companies’ Creditors Arrangement Act (“CCAA”) and will proceed with an interim cessation of active mining from the open pit at the Moss mine.

Triple Flag identified the above as an indicator of impairment as of June 30, 2024, and performed an impairment analysis for the Elevation Gold stream interest in accordance with IAS 36, and for the loan receivables and promissory and demand notes under IFRS 9.

Triple Flag considered a variety of factors to determine the recoverable amount of the Elevation Gold stream and the recoverability of the loan receivable and promissory and demand notes, including cash flows expected to be recovered from the CCAA process under various scenarios, as well as Triple Flag’s security and creditor ranking. Triple Flag concluded that there is no reasonable expectation of recovery of the loan receivable and promissory and demand notes and determined that the recoverable amount of the Elevation Gold stream was nil as of June 30, 2024, resulting in a total impairment and expected credit loss charge of $40.1 million.